Subsequent Events - Additional Information (Detail) £ in Millions		1 Months Ended		12 Months Ended
	Feb. 05, 2026 USD ($) Tranche shares	Mar. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Mar. 31, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Apr. 30, 2024 USD ($)
Subsequent Event [Line Items]
Issuance of shares				$ 144,000,000
Secured Debt						$ 19,000
Credit Agreement [Member]
Subsequent Event [Line Items]
Line of credit, maximum amount				$ 0		$ 0
Letter of Credit [Member] | Credit Agreement [Member]
Subsequent Event [Line Items]
Line of credit, maximum amount		$ 123,800,000			£ 92.0		$ 61,900,000	£ 46.0	$ 61,900,000	£ 46.0
Senior Secured Revolving Credit Facility [Member] | Credit Agreement [Member]
Subsequent Event [Line Items]
Line of credit, maximum amount			$ 180,000,000								$ 90,000,000
Debt instrument, maturity date				Apr. 29, 2029
Additional credit amount		$ 30,000,000	$ 30,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principal amount	$ 1,070,000,000.00
Subsequent Event [Member] | Legend Acquisition [Member]
Subsequent Event [Line Items]
Cash paid	$ 800,000,000
Number of ordinary shares, issued | shares	100,000,000
Acquisition payable	$ 300,000,000
Number of tranches | Tranche	2
Business consideration to be paid in cash	$ 150,000,000
Subsequent Event [Member] | Senior Secured Term Loan Facility [Member]
Subsequent Event [Line Items]
Line of credit, maximum amount	850,000,000
Subsequent Event [Member] | Senior Secured Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of credit, maximum amount	$ 220,000,000